Employee benefit plans (Details 5) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
France
Expected future contributions payable	$ 202	$ 7	$ 0	$ 142	$ 0	$ 19
Switzerland
Expected future contributions payable	$ 2,955	$ 1,958	$ 366	$ 344	$ 348	$ 1,337